Insurance Risks	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Insurance Risks

NOTE 9 – INSURANCE RISKS

The Company insures a substantial portion of its professional liability risks and workers compensation risks through its limited purpose insurance subsidiary. Provisions for loss for these risks are based upon management’s best available information including actuarially determined estimates.

The allowance for professional liability risks includes an estimate of the expected cost to settle reported claims and an amount, based upon past experiences, for losses incurred but not reported. These liabilities are necessarily based upon estimates and, while management believes that the provision for loss is adequate, the ultimate liability may be in excess of, or less than, the amounts recorded. To the extent that expected ultimate claims costs vary from historical provisions for loss, future earnings will be charged or credited. The provision for professional liability risks for continuing operations has reflected favorable adjustments related to prior year changes in estimates in each of the last three years.

The provision for loss for insurance risks, including the cost of coverage maintained with unaffiliated commercial reinsurance and insurance carriers, follows (in thousands):

	Year ended December 31,
	2014	2013	2012
Professional liability:
Continuing operations	$59,190	$53,564	$50,079
Discontinued operations	8,073	31,061	26,420
Workers compensation:
Continuing operations	$36,152	$37,369	$40,103
Discontinued operations	2,110	11,976	18,729

NOTE 9 – INSURANCE RISKS (Continued)

Changes in the allowance for professional liability risks and workers compensation risks for the years ended December 31 follow (including discontinued operations) (in thousands):

	2014			2013
	Professional liability	Workers compensation	Total	Professional liability	Workers compensation	Total
Allowance for insurance risks at beginning of year	$307,223	$187,637	$494,860	$290,718	$193,361	$484,079
Provision for loss for retained insurance risks:
Current year	55,419	42,724	98,143	68,631	51,136	119,767
Prior years	291	(12,438)	(12,147)	3,386	(7,378)	(3,992)
	55,710	30,286	85,996	72,017	43,758	115,775
Provision for reinsurance and insurance, administrative and overhead costs	11,553	7,976	19,529	12,608	5,587	18,195
Discount accretion	1,409	−	1,409	1,490	−	1,490
Contributions from managed facilities	300	254	554	250	250	500
Acquisitions	−	−	−	60	528	588
Payments for insurance risks:
Current year	(7,539)	(9,412)	(16,951)	(4,092)	(10,651)	(14,743)
Prior years	(70,526)	(24,594)	(95,120)	(77,717)	(31,441)	(109,158)
	(78,065)	(34,006)	(112,071)	(81,809)	(42,092)	(123,901)
Payments for reinsurance and insurance, administrative and overhead costs	(11,553)	(7,976)	(19,529)	(12,608)	(5,587)	(18,195)
Change in reinsurance and other recoverables	21,174	5,088	26,262	24,497	(8,168)	16,329
Allowance for insurance risks at end of year	$307,751	$189,259	$497,010	$307,223	$187,637	$494,860

	2012
	Professional liability	Workers compensation	Total
Allowance for insurance risks at beginning of year	$263,727	$170,687	$434,414
Provision for loss for retained insurance risks:
Current year	72,111	52,871	124,982
Prior years	(7,906)	(1,956)	(9,862)
	64,205	50,915	115,120
Provision for reinsurance and insurance, administrative and overhead costs	12,294	7,917	20,211
Discount accretion	1,652	−	1,652
Contributions from managed facilities	105	405	510
Acquisitions	−	−	−
Payments for insurance risks:
Current year	(5,203)	(11,518)	(16,721)
Prior years	(54,691)	(29,218)	(83,909)
	(59,894)	(40,736)	(100,630)
Payments for reinsurance and insurance, administrative and overhead costs	(12,294)	(7,917)	(20,211)
Change in reinsurance and other recoverables	20,923	12,090	33,013
Allowance for insurance risks at end of year	$290,718	$193,361	$484,079

NOTE 9 – INSURANCE RISKS (Continued)

A summary of the assets and liabilities related to insurance risks included in the accompanying consolidated balance sheet at December 31 follows (in thousands):

	2014			2013
	Professional liability	Workers compensation	Total	Professional liability	Workers compensation	Total
Assets:
Current:
Insurance subsidiary investments	$63,183	$36,768	$99,951	$60,117	$36,178	$96,295
Reinsurance recoverables	7,376	−	7,376	7,186	−	7,186
Other	−	100	100	−	150	150
	70,559	36,868	107,427	67,303	36,328	103,631
Non-current:
Insurance subsidiary investments	84,210	81,835	166,045	66,648	82,446	149,094
Reinsurance and other recoverables	81,722	73,714	155,436	70,465	68,626	139,091
Deposits	3,879	1,428	5,307	4,238	1,489	5,727
Other	−	38	38	−	39	39
	169,811	157,015	326,826	141,351	152,600	293,951
	$240,370	$193,883	$434,253	$208,654	$188,928	$397,582
Liabilities:
Allowance for insurance risks:
Current	$64,137	$39,802	$103,939	$60,993	$40,044	$101,037
Non-current	243,614	149,457	393,071	246,230	147,593	393,823
	$307,751	$189,259	$497,010	$307,223	$187,637	$494,860

Provisions for loss for professional liability risks retained by the Company’s limited purpose insurance subsidiary have been discounted based upon actuarial estimates of claim payment patterns using a discount rate of 1% to 5% depending upon the policy year. The discount rate was 1% for the 2012 through 2014 policy years and 1% to 5% for all prior policy years. The discount rates are based upon the risk free interest rate for the respective year. Amounts equal to the discounted loss provision are funded annually. The Company does not fund the portion of professional liability risks related to estimated claims that have been incurred but not reported. Accordingly, these liabilities are not discounted. If the Company did not discount any of the allowances for professional liability risks, these balances would have approximated $310.3 million at December 31, 2014 and $309.9 million at December 31, 2013.

Provisions for loss for workers compensation risks retained by the Company’s limited purpose insurance subsidiary are not discounted and amounts equal to the loss provision are funded annually.